Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Estimated transition period	Nov. 30, 2013
Rand Refinery Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage	33.10%	33.10%
Dividends received	$ 0	$ 0	$ 0